Annual Operating Expenses {- Fidelity Managed Retirement 2020 Fund} - 07.31 Fidelity Managed Retirement Funds K6 Combo PRO-03 - Fidelity Managed Retirement 2020 Fund - Class K6	Sep. 29, 2020
Operating Expenses:
Management fee	0.27%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.27%